Financial Risk Management - Summary of Details of Financial Assets and Liabilities in Foreign Currencies (Detail)
€ in Thousands, ₫ in Thousands, ฿ in Thousands, ৳ in Thousands, دج in Thousands, ¥ in Thousands, ¥ in Thousands, £ in Thousands, zł in Thousands, Tsh in Thousands, P in Thousands, K in Thousands, FRw in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, in Thousands, in Thousands, in Thousands, ₩ in Millions
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 TZS (Tsh)	Dec. 31, 2020 XAF ( )	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 XDR ( )	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 PLN (zł)	Dec. 31, 2020 VND (₫)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 RWF (FRw)	Dec. 31, 2020 THB (฿)	Dec. 31, 2020 BWP (P)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 TZS (Tsh)	Dec. 31, 2019 XAF ( )	Dec. 31, 2019 USD ($)	Dec. 31, 2019 XDR ( )	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 BDT (৳)	Dec. 31, 2019 VND (₫)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 RWF (FRw)	Dec. 31, 2019 MMK (K)	Dec. 31, 2019 BWP (P)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 TZS (Tsh)	Dec. 31, 2018 XAF ( )	Dec. 31, 2018 USD ($)	Dec. 31, 2018 XDR ( )	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BDT (৳)	Dec. 31, 2018 PLN (zł)	Dec. 31, 2018 VND (₫)	Dec. 31, 2018 DZD (دج)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 UZS ( )	Dec. 31, 2018 RWF (FRw)	Dec. 31, 2018 MMK (K)	Dec. 31, 2018 BWP (P)	Dec. 31, 2018 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 10,476,853															₩ 11,000,665
Financial liabilities	₩ 14,597,106															₩ 16,128,644
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		Tsh 1,019	16,229	$ 6	$ 400,046	255	¥ 209,376	€ 316	zł 26	₫ 242,370	¥ 458	FRw 646	฿ 535	P 212			Tsh 6,919	97,411	$ 645,941	255	¥ 24,930	€ 1	৳ 18,897	₫ 271,563	¥ 457	FRw 706	K 84	P 911				666	$ 528,539	267	¥ 66,078	€ 2	৳ 39,494	zł 26	₫ 467,272	دج 618	¥ 1,954	121,053	FRw 857	K 84	P 897
Financial liabilities				$ 284,000	$ 1,937,935	728	¥ 46,000,009	€ 162			¥ 491				$ 198				$ 1,830,764	729	¥ 80,000,000	€ 6			¥ 161				$ 268	£ 56	Tsh 2,876		$ 1,893,849	730	¥ 50,000,000	€ 6					¥ 171					£ 256